BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Vendors
Other accounts payable	547	331
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Vendors	13	7
Other accounts payable	$ 122	$ 110